Cash Flow Information - Schedule of Cash Flows from Operating Activities Determined by Indirect Method (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income for the year	CAD 97.0	CAD 130.5
Add (deduct) items not affecting cash:
Depreciation of property and equipment	54.6	51.2
Amortization of intangible assets	80.2	75.7
Deferred income taxes	(26.4)	12.6
Loss (gain) on sale of property and equipment	0.2	1.5
Realized gain on available-for-sale equity securities	(9.6)
Gain on sale of a subsidiary	(54.6)
Share-based compensation	9.5	8.9
Provision for self-insured liabilities and claims	26.2	12.8
Share of income from joint ventures and associates	(2.6)	(2.4)
Other non-cash items	5.0	(2.6)
Adjustment For Reconcile Profit and Loss	179.5	288.2
Trade and other receivables	70.7	32.8
Unbilled revenue	58.9	1.9
Prepaid expenses	15.9	(1.5)
Income taxes recoverable	143.7	(4.8)
Trade and other payables	(172.8)	1.7
Deferred revenue	(32.2)	(32.6)
Cash flows from used in operations	84.2	(2.5)
Cash flows from operating activities	CAD 263.7	CAD 285.7